Derivative instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Schedule of Derivative Instruments at Fair Value [Table Text Block]
	September	December
	30, 2013	31, 2012

Concentrate settlement and other receivables	$27	$(628)
Warrant derivative liabilities	-	(93)

		Years ended December 31,
		2012	2011

Concentrate settlement and other receivables	$	(628)	$(369)
Warrant derivative liabilities		(93)	(1,170)

Schedule of Mark-to-Market Gains(Losses) on Derivative Instruments [Table Text Block]
	For the	For the	For the	For the
	three	three	nine	nine
	months	months	months	months
	ended	ended	ended	ended
	Sept 30,	Sept 30,	Sept 30,	Sept 30,
	2013	2012	2013	2012

Revenue	$27	$676	$655	$1,141
Gain (loss) on warrant derivatives	-	(1)	63	541

		Years ended December 31,
		2012	2011		2010

Revenue	$	(259)	$483	$	(185)
Gain (loss) on warrant derivatives		613	1,328		(4,667)